Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We recognize the importance of safeguarding the security of our computer systems, software, networks, and other technology assets. In the year ended December 31, 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.

Cybersecurity Risk Management Processes Integrated [Text Block]	We recognize the importance of safeguarding the security of our computer systems, software, networks, and other technology assets. In the year ended December 31, 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our board of directors has general oversight power over cybersecurity issues and delegates the daily supervision responsibility to our chief executive officer, Mr. Zhichao Yang. The head of our IT department directly reports cybersecurity status to Mr. Yang, and in case of a cybersecurity incident, Mr. Yang will report the incident to our board of directors to take appropriate and timely measures in response to the incident.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has general oversight power over cybersecurity issues and delegates the daily supervision responsibility to our chief executive officer, Mr. Zhichao Yang. The head of our IT department directly reports cybersecurity status to Mr. Yang, and in case of a cybersecurity incident, Mr. Yang will report the incident to our board of directors to take appropriate and timely measures in response to the incident.